Investment securities and fair value disclosure (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Held-to-maturity investment securities
Original cost	¥ 1,384,000,000	¥ 1,229,000,000
Fair value	1,384,000,000	1,229,000,000
Convertible bond accounted for under the fair value option
Cost of convertible bond accounted for under the fair value option	3,983,000,000	1,044,000,000
Gross unrealized gains	150,000,000
Gross unrealized losses	(414,000,000)
Fair value of convertible bond accounted for under the fair value option	3,719,000,000	1,044,000,000
Total investment securities
Original cost	14,517,000,000	4,001,000,000
Gross unrealized gains	4,671,000,000	529,000,000
Gross unrealized losses	(919,000,000)	(65,000,000)
Fair value	18,269,000,000	4,465,000,000
Gross realized gain	141,000,000	148,000,000	¥ 198,000,000
Gross realized loss	97,000,000	160,000,000	145,000,000
Impairment loss charged as a result of other than temporary decline in value	0	0	0
Net unrealized gains on available-for-sale investment securities recorded in accumulated other comprehensive income	3,384,000,000	299,000,000	¥ 0
Aggregate fair values of investment securities in continuous unrealized loss position	4,929,000,000	0
Listed equity securities
Trading securities
Original cost	619,000,000	624,000,000
Gross unrealized gains	115,000,000	105,000,000
Gross unrealized losses	(58,000,000)	(61,000,000)
Fair value	676,000,000	668,000,000
Available-for-sale securities
Original cost		890,000,000
Gross unrealized gains		299,000,000
Fair value		1,189,000,000
Financial derivatives
Trading securities
Original cost	86,000,000	31,000,000
Gross unrealized gains	532,000,000	107,000,000
Gross unrealized losses	(1,000,000)	(4,000,000)
Fair value	617,000,000	134,000,000
Listed equity securities and other treasury investments
Available-for-sale securities
Original cost	8,261,000,000
Gross unrealized gains	3,822,000,000
Gross unrealized losses	(446,000,000)
Fair value	11,637,000,000
Equity fund
Trading securities
Original cost		183,000,000
Gross unrealized gains		18,000,000
Fair value		¥ 201,000,000
Available-for-sale securities
Original cost	184,000,000
Gross unrealized gains	52,000,000
Fair value	¥ 236,000,000